Offerings - Offering: 1	May 04, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Piedmont Natural Gas Company, Inc.
Fee Rate	0.01381%
Offering Note	An indeterminate number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities. The securities registered also include such indeterminate amounts and numbers of securities as may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder, including under any applicable anti-dilution provisions. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis.